Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 119	$ 119	$ 92	$ 358	$ 276
Net income (loss) from associated corporations	(20)	(35)	(28)	(120)	(30)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	8	25	15	48	41
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	62	69	54	194	199
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from associated corporations	$ 5	$ 5	$ 3	$ 13	$ 9